Segment information - Schedule of Revenue by Top Country (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of operating segments [line items]
Total revenue	€ 125,948	€ 44,696	€ 420,400
% of Total Revenue			39.00%
France
Disclosure of operating segments [line items]
Total revenue	€ 21,037	€ 6,495
% of Total Revenue	17.00%	15.00%
Italy
Disclosure of operating segments [line items]
Total revenue	€ 15,333	€ 5,568	€ 61,198
% of Total Revenue	12.00%	12.00%	15.00%
United Kingdom
Disclosure of operating segments [line items]
Total revenue	€ 15,470		€ 53,534
% of Total Revenue	12.00%		13.00%
Australia
Disclosure of operating segments [line items]
Total revenue	€ 14,046	€ 9,508
% of Total Revenue	11.00%	21.00%
Germany
Disclosure of operating segments [line items]
Total revenue			€ 40,283
% of Total Revenue			10.00%
Switzerland
Disclosure of operating segments [line items]
Total revenue	€ 2,443	€ 653	€ 5,313
% of Total Revenue	2.00%	1.00%	1.00%
Significant countries
Disclosure of operating segments [line items]
Total revenue	€ 68,329	€ 22,224	€ 160,328
% of Total Revenue	54.00%	49.00%
TFSS
Disclosure of operating segments [line items]
Total revenue	€ 89,559	€ 30,826	359,557
TFSS | France
Disclosure of operating segments [line items]
Total revenue	20,118	6,128
TFSS | Italy
Disclosure of operating segments [line items]
Total revenue	12,912	3,906	54,693
TFSS | United Kingdom
Disclosure of operating segments [line items]
Total revenue	1,838		51,618
TFSS | Australia
Disclosure of operating segments [line items]
Total revenue	49	302
TFSS | Germany
Disclosure of operating segments [line items]
Total revenue			39,661
TFSS | Switzerland
Disclosure of operating segments [line items]
Total revenue	2,358	594	5,053
TFSS | Significant countries
Disclosure of operating segments [line items]
Total revenue	37,275	10,930	151,025
AVPS
Disclosure of operating segments [line items]
Total revenue	23,325	13,870	60,843
AVPS | France
Disclosure of operating segments [line items]
Total revenue	919	367
AVPS | Italy
Disclosure of operating segments [line items]
Total revenue	2,421	1,662	6,505
AVPS | United Kingdom
Disclosure of operating segments [line items]
Total revenue	568		1,916
AVPS | Australia
Disclosure of operating segments [line items]
Total revenue	13,997	9,206
AVPS | Germany
Disclosure of operating segments [line items]
Total revenue			622
AVPS | Switzerland
Disclosure of operating segments [line items]
Total revenue	85	59	260
AVPS | Significant countries
Disclosure of operating segments [line items]
Total revenue	17,990	€ 11,294	€ 9,303
CRTS
Disclosure of operating segments [line items]
Total revenue	13,064
CRTS | France
Disclosure of operating segments [line items]
Total revenue	0
CRTS | Italy
Disclosure of operating segments [line items]
Total revenue	0
CRTS | United Kingdom
Disclosure of operating segments [line items]
Total revenue	13,064
CRTS | Australia
Disclosure of operating segments [line items]
Total revenue	0
CRTS | Switzerland
Disclosure of operating segments [line items]
Total revenue	0
CRTS | Significant countries
Disclosure of operating segments [line items]
Total revenue	€ 13,064